Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Statements [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Trading Symbol	giga
Entity Registrant Name	Giga Metals Corp
Entity Central Index Key	0001336364
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	43,149,015
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Shell Company	false